Capital management (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	July 31 2021	October 31 2020
Capital (1)
CET1 capital	$73,822	$68,082
Tier 1 capital	81,218	74,005
Total capital	90,736	84,928
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$436,070	$448,821
Market risk	34,149	27,374
Operational risk	72,828	70,047
Total RWA	$543,047	$546,242
Capital ratios and Leverage ratio (1)
CET1 ratio	13.6%	12.5%
Tier 1 capital ratio	15.0%	13.5%
Total capital ratio	16.7%	15.5%
Leverage ratio	5.0%	4.8%
Leverage ratio exposure (billions)	$1,633.2	$1,552.9

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI Leverage Requirements Guideline as updated in accordance with the regulatory guidance issued by OSFI in response to the
COVID-19
pandemic. Both the CAR guideline and Leverage Requirements Guideline are based on the Basel III framework.